Taxes (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
China income tax rate	25.00%	25.00%	25.00%
IPO costs	0.00%	7.70%	0.00%
PRC - non-deductible expense	(1.70%)	(1.70%)	0.00%
Cayman - non-deductible expense-consulting fee	(8.10%)	(9.60%)	0.00%
Cayman - non-deductible expense-external service fee	(3.70%)	0.00%	0.00%
Effective tax rate	11.50%	21.40%	25.00%